UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2009

Place X if Amendment				;	Amendment Number:

This Amendment (place X in only one):		is a restatement.

					adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Emery Howard Portfolio Management
Address:	400 South El Camino Real, Suite 700
	San Mateo, CA  94402


Form 13F File Number: 028-14181

Central Index Key (CIK) Number:	0001495703

CIK Confirmation Code (CCC):	yxhx*8du

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank C. Marinaro
Title:		Portfolio Manager, CCO
Phone:		650-579-7100

Signature, Place, and Date of Signing


Frank C. Marinaro				San Mateo, CA					March 07, 2013
[Signature]					[City, State]					[Date]

Report Type (Place an X in only one box):

X	13F HOLDINGS REPORT

	13F NOTICE

	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE


FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 			0
Form 13F Information Table Entry Total:		23
Form 13F Information Table Value Total:		159,976
						(thousands)

List of Other Included Managers: NONE


EDGAR FILING DATA

Filing Contact / Notification Email Addresses:

Submission Contact Name:			Kathy Chin
Submission Contact Phone:			650-579-7100

List of Email Addresses to Receive SEC acceptance message:

frank@emeryhoward.com
kathy@emeryhoward.com

			Value	Shares/	Sh/	Put/
Invstmt	Other	Voting Authority
Name of Issuer	Title of Class	CUSIP	(x$1000)	Prn Amt	Prn	Call
Dscretn	Mgrs	Sole	Shared	None
ISHARES MSCI BRAZIL INDEX FD	CU	46428640	270	5100	SH		Sole				5100
ISHARES MSCI SINGAPORE IDX FD	CU	46428667	143	15860	SH		Sole				15860
ISHARES INC MSCI HONG KONG IDX FD	CU	46428687	157	11435	SH		Sole				11435
ISHARES S&P 500 INDEX ETF	CU	46428720	3879	42005	SH		Sole				42005
ISHARES MSCI EMERGING MARKETS	CU	46428723	791	24538	SH		Sole				24538
ISHARES MSCI EAFE ETF	CU	46428746	3872	84527	SH		Sole				84527
ISHARES COHEN & STEERS RLTY	CU	46428756	313	8710	SH		Sole				8710
ISHARES RUSSELL 1000 VALUE	CU	46428759	245	5144	SH		Sole				5144
ISHARES TR RUSSELL 1000 INDEX	CU	46428762	16198	319736	SH		Sole				319736
ISHARES RUSSELL 2000 ETF	CU	46428765	9020	176593	SH		Sole				176593
ISHARES TR FTSE EPRA/NAREIT GL	CU	46428848	261	10410	SH		Sole				10410
VANGUARD MSCI EAFE ETF	CU	92194385	30913	1082393	SH		Sole				1082393
VANGUARD MSCI EMERGING MARKETS	CU	92204285	7539	236911	SH		Sole				236911
VANGUARD REIT INDEX	CU	92290855	5786	186589	SH		Sole				186589
VANGUARD MID CAP 	CU	92290862	8502	181635	SH		Sole				181635
VANGUARD SMALL CAP ETF	CU	92290875	535	11690	SH		Sole				11690
IPATH DJ-UBS COMMODITY TOTAL RETURN	CU	06738C77	7560	203557	SH		Sole				203557
POWERSHARES QQQ TR	CU	73935A10	946	26012	SH		Sole				26012
SPDR S&P 500 ETF	CU	78462f10	60029	652842	SH		Sole				652842
SPDR DJ WILSHIRE INTL REAL EST	CU	78463X86	429	14916	SH		Sole				14916
SPDR INDEX SHS FDS S&P INTL SM	CU	78463X87	245	11529	SH		Sole				11529
SPDR DJ Wilshire REIT (ETF)	CU	78464A60	360	10615	SH		Sole				10615
SPDR DOW JONES INDUSTRIAL ETF	CU	78467X10	1983	23426	SH		Sole				23426